Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following at the dates indicated:

	September 30, 2025	December 31, 2024
Computers and equipment	$43,651	$34,474
Less: accumulated depreciation	(34,254)	(30,935)
Property and equipment, net	$9,397	$3,539

Property and equipment, net consisted of the following at the dates indicated:

	December 31, 2024	December 31, 2023
Computers and equipment	$34,474	$30,867
Less: accumulated depreciation	(30,935)	(26,223)
Property and equipment, net	$3,539	$4,644